Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 20,747,097	$ 20,207,169
Less: current portion	381,728	268,638
Total long-term debt	20,365,369	19,938,531
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	10.75%
Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.00%
Purchase Accounting Adjustments And Original Issue Discount [Member]
Debt Instrument [Line Items]
Total debt	(408,921)	(514,336)
Secured Debt [Member]
Debt Instrument [Line Items]
Total debt	12,850,787	14,577,149
Secured Debt [Member] | Term Loan A Facility Due 2014 [Member]
Debt Instrument [Line Items]
Total debt	846,890	1,087,090
Maturity date	2014
Secured Debt [Member] | Term Loan B Facility Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	7,714,843	8,735,912
Maturity date	2016
Secured Debt [Member] | Term Loan C - Asset Sale Facility Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	513,732	670,845
Maturity date	2016
Secured Debt [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total debt		1,325,550
Maturity date	2014
Secured Debt [Member] | Delayed Draw Term Loan Facilities Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		976,776
Maturity date	2016
Secured Debt [Member] | Receivables Based Facility Due 2014 [Member]
Debt Instrument [Line Items]
Maturity date	2014
Secured Debt [Member] | Priority Guarantee Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total debt	1,999,815
Maturity date	2019
Secured Debt [Member] | Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total debt	1,750,000	1,750,000
Maturity date	2021
Secured Debt [Member] | Other Secured Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	25,507	30,976
Senior Notes [Member] | Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	796,250	796,250
Maturity date	2016
Senior Notes [Member] | Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	829,831	829,831
Maturity date	2016
Senior Notes [Member] | 5.0% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Total debt		249,851
Stated interest rate	5.00%
Maturity date	2012
Senior Notes [Member] | 5.75% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Total debt	312,109	312,109
Stated interest rate	5.75%
Maturity date	2013
Senior Notes [Member] | 5.5% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total debt	461,455	461,455
Stated interest rate	5.50%
Maturity date	2014
Senior Notes [Member] | 4.9% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Total debt	250,000	250,000
Stated interest rate	4.90%
Maturity date	2015
Senior Notes [Member] | 5.5% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	250,000	250,000
Stated interest rate	5.50%
Maturity date	2016
Senior Notes [Member] | 6.875% Senior Debentures Due 2018 [Member]
Debt Instrument [Line Items]
Total debt	175,000	175,000
Stated interest rate	6.875%
Maturity date	2018
Senior Notes [Member] | 7.25% Senior Debentures Due 2027 [Member]
Debt Instrument [Line Items]
Total debt	300,000	300,000
Stated interest rate	7.25%
Maturity date	2027
Senior Notes [Member] | 9.25% Series A Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total debt		500,000
Stated interest rate	9.25%
Maturity date	2017
Senior Notes [Member] | 9.25% Series B Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total debt		2,000,000
Stated interest rate	9.25%
Maturity date	2017
Senior Notes [Member] | 6.5% Series A Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	735,750
Stated interest rate	6.50%
Maturity date	2022
Senior Notes [Member] | 6.5% Series B Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	1,989,250
Stated interest rate	6.50%
Maturity date	2022
Senior Subordinated Debt [Member] | 7.625% Series A Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt	275,000
Stated interest rate	7.625%
Maturity date	2020
Senior Subordinated Debt [Member] | 7.625% Series B Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt	1,925,000
Senior Subordinated Debt [Member] | 6.5% Series B Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Stated interest rate	7.625%
Maturity date	2020
Other Subsidiary Debt [Member] | Other Clear Channel Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 5,586	$ 19,860